UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®

Investment portfolio

January 31, 2009
 unaudited

Common stocks — 60.11%	Shares	Value (000)

UTILITIES — 9.84%
Exelon Corp.	15,621,500	$846,998
E.ON AG1	25,197,213	810,550
RWE AG1	8,955,467	695,803
GDF Suez[1]	16,202,320	621,730
PPL Corp.	15,010,000	460,207
Dominion Resources, Inc.	11,978,980	421,420
Hongkong Electric Holdings Ltd.[1]	55,450,500	325,462
Electricité de France SA1	6,611,000	323,590
FirstEnergy Corp.	6,055,500	302,714
Veolia Environnement[1]	12,237,612	275,883
Public Service Enterprise Group Inc.	7,467,600	235,752
Fortum Oyj[1]	10,862,016	212,026
Ameren Corp.	6,000,018	199,501
Southern Co.	5,500,000	183,975
Entergy Corp.	1,652,500	126,185
FPL Group, Inc.	2,000,000	103,100
Xcel Energy Inc.	5,516,000	101,825
Edison International	3,000,000	97,710
DTE Energy Co.	2,750,000	94,875
Scottish and Southern Energy PLC[1]	2,400,000	41,307
Tanjong PLC[1]	10,615,000	39,390
Electricity Generating PCL[1]	16,122,908	31,741
Electricity Generating PCL, nonvoting depository receipt[1]	3,103,520	6,110
Consolidated Edison, Inc.	900,000	36,675
Cheung Kong Infrastructure Holdings Ltd.[1]	8,400,000	31,472
Pinnacle West Capital Corp.	738,200	24,707
National Grid PLC[1]	2,632,652	24,581
NiSource Inc.	2,289,307	22,160
		6,697,449

TELECOMMUNICATION SERVICES — 9.60%
Verizon Communications Inc.	61,582,500	1,839,469
AT&T Inc.	44,881,205	1,104,975
France Télécom SA1	34,483,000	778,387
Koninklijke KPN NV1	42,920,120	573,169
Belgacom SA1	12,889,800	450,712
Embarq Corp.[2]	9,263,327	330,886
Telekomunikacja Polska SA1	45,654,800	258,345
Singapore Telecommunications Ltd.[1]	143,533,500	249,543
CenturyTel, Inc.[2]	6,097,140	165,477
Telenor ASA[1]	23,123,400	151,090
Vodafone Group PLC[1]	60,200,000	111,752
Deutsche Telekom AG1	6,000,000	72,509
Advanced Info Service PCL[1]	27,980,000	59,422
Telkom SA Ltd.[1]	5,227,300	59,284
DiGi.Com Bhd.[1]	10,452,000	59,278
Philippine Long Distance Telephone Co.[1]	1,053,250	47,183
Taiwan Mobile Co., Ltd.[1]	33,484,516	46,752
StarHub Ltd[1]	25,787,250	34,706
Far EasTone Telecommunications Co., Ltd.[1]	32,785,111	31,558
TM International Bhd.[1,3]	29,647,600	25,968
OJSC Mobile TeleSystems (ADR)	1,130,500	24,079
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	23,280
MTN Group Ltd.[1]	2,029,000	19,327
BT Group PLC[1]	10,000,000	15,189
		6,532,340

CONSUMER STAPLES — 6.55%
Philip Morris International Inc.	22,087,100	820,536
PepsiCo, Inc.	10,980,000	551,525
Diageo PLC[1]	30,462,000	415,616
Coca-Cola Co.	8,902,000	380,293
Kellogg Co.	8,024,000	350,569
Nestlé SA1	8,500,000	294,109
H.J. Heinz Co.	6,554,751	239,248
Kraft Foods Inc., Class A	7,831,070	219,662
Kimberly-Clark Corp.	4,000,000	205,880
Altria Group, Inc.	10,420,000	172,347
Foster’s Group Ltd.[1]	47,820,985	165,005
ConAgra Foods, Inc.	9,466,400	161,875
Reynolds American Inc.	3,480,000	132,866
Sara Lee Corp.	11,645,104	116,800
Procter & Gamble Co.	1,720,000	93,740
SABMiller PLC[1]	3,601,000	58,697
Imperial Tobacco Group PLC[1]	1,390,000	37,923
Lion Nathan Ltd.[1]	4,431,066	22,881
Nestlé India Ltd.[1]	600,000	17,921
Premier Foods PLC[1]	4,600,000	2,095
		4,459,588

FINANCIALS — 6.11%
HSBC Holdings PLC (United Kingdom)[1]	38,156,402	296,583
HSBC Holdings PLC (Hong Kong)[1]	36,762,513	284,772
Banco Santander, SA1	50,219,687	405,172
Hang Seng Bank Ltd.[1]	25,791,100	310,780
Sun Hung Kai Properties Ltd.[1]	23,108,000	205,445
AXA SA1	10,573,333	164,701
JPMorgan Chase & Co.	6,230,000	158,927
HCP, Inc.	6,680,500	155,923
Westpac Banking Corp.[1]	15,176,077	149,053
Wells Fargo & Co.	6,970,000	131,733
Bank of Nova Scotia	4,847,200	117,306
Sampo Oyj, Class A1	6,873,962	110,652
BNP Paribas SA1	2,821,980	108,102
Royal Bank of Canada	4,300,000	106,658
Hopewell Holdings Ltd.[1]	25,417,300	83,796
TrygVesta A/S1	1,374,350	81,926
Admiral Group PLC[1]	6,234,570	80,729
Société Générale[1]	1,896,280	79,942
UniCredit SpA[1]	37,824,000	66,533
Kimco Realty Corp.	4,603,500	66,198
Westfield Group[1]	8,249,175	62,549
Wereldhave NV1	864,109	62,030
S P Setia Bhd.[1,2]	65,577,500	59,593
Banco Bilbao Vizcaya Argentaria, SA1	5,662,000	52,989
BOC Hong Kong (Holdings) Ltd.[1]	51,720,000	52,825
Bank of New York Mellon Corp.	1,924,536	49,538
CapitaMall Trust, units[1]	41,282,880	42,874
Weingarten Realty Investors	2,634,750	42,657
Bank of the Philippine Islands[1]	57,933,564	42,436
Equity Residential, shares of beneficial interest	1,750,500	41,890
United Bankshares, Inc.	1,775,000	37,257
Champion Real Estate Investment Trust[1]	138,772,000	34,346
United Overseas Bank Ltd.[1]	4,420,000	34,240
Arthur J. Gallagher & Co.	1,355,000	31,937
Banco Itaú Holding Financeira SA, preferred nominative	3,153,300	31,819
EFG Eurobank Ergasias SA1	4,837,622	30,173
AMP Ltd.[1]	9,075,389	30,014
Bank of America Corp.	4,332,260	28,506
Jardine Lloyd Thompson Group PLC[1]	3,330,000	21,684
VastNed Retail NV1	428,614	18,309
ProLogis, shares of beneficial interest	1,750,000	17,518
CapitaCommercial Trust Management Ltd.[1]	26,272,300	16,306
CapitaRetail China Trust[1]	30,837,000	14,640
Eurobank Properties REIT[1]	1,950,000	14,401
Frasers Centrepoint Trust[1]	30,400,000	13,807
KeyCorp	1,860,000	13,541
DBS Group Holdings Ltd[1]	2,146,500	12,395
Irish Life & Permanent PLC[1]	5,713,949	12,031
Fannie Mae	15,865,000	9,519
TICON Industrial Connection PCL[1,2]	41,515,500	7,375
DnB NOR ASA[1]	2,154,300	7,265
Frasers Commercial Trust[1,2]	44,940,001	6,792
Hana Financial Holdings[1]	404,000	6,561
Goodman Group[1]	13,184,326	5,924
National Bank of Greece SA1	345,120	5,726
Freddie Mac	8,800,000	5,192
Cathay No. 2 Real Estate Investment Trust[1]	16,894,000	4,425
Hypo Real Estate Holding AG1	2,307,252	3,788
Fubon No. 2 Real Estate Investment Trust[1]	12,112,000	3,172
Regions Financial Corp.	598,050	2,069
XL Capital Ltd, Class A	642,800	1,864
Macquarie International Infrastructure Fund Ltd.[1]	5,132,000	905
		4,157,813

ENERGY — 6.08%
Eni SpA[1]	34,114,866	723,712
Eni SpA (ADR)	912,492	38,681
Sasol Ltd.[1]	26,510,730	710,420
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	385,373
Royal Dutch Shell PLC, Class B1	4,497,187	107,320
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	89,262
Royal Dutch Shell PLC, Class A1	3,055,000	75,854
ConocoPhillips	9,232,970	438,843
Chevron Corp.	4,657,700	328,461
Husky Energy Inc.	11,520,000	286,027
StatoilHydro ASA[1]	11,921,534	205,741
Woodside Petroleum Ltd.[1]	7,880,000	174,026
TOTAL SA1	1,914,000	95,727
TOTAL SA (ADR)	600,000	29,868
Enbridge Inc.	3,523,468	115,648
Marathon Oil Corp.	4,012,500	109,260
SBM Offshore NV1,2	7,638,040	92,381
China National Offshore Oil Corp.[1]	64,764,000	55,774
PetroChina Co. Ltd., Class H1	44,418,000	32,830
PTT Exploration and Production PCL[1]	7,539,100	20,974
Spectra Energy Corp	1,338,820	19,426
		4,135,608

HEALTH CARE — 5.35%
Merck & Co., Inc.	22,291,100	636,411
Roche Holding AG1	4,424,000	622,525
Bristol-Myers Squibb Co.	19,950,000	427,129
Pfizer Inc	27,905,000	406,855
Bayer AG, non-registered shares[1]	7,622,000	406,763
Johnson & Johnson	6,500,000	374,985
Novartis AG1	6,465,000	267,712
GlaxoSmithKline PLC[1]	6,092,000	107,352
Orion Oyj, Class B1	5,767,513	99,400
Takeda Pharmaceutical Co. Ltd.[1]	1,460,000	68,217
Daiichi Sankyo Co., Ltd.[1]	2,650,000	59,567
Abbott Laboratories	1,000,000	55,440
Sonic Healthcare Ltd.[1]	6,229,270	54,701
Schering-Plough Corp.	2,246,600	39,450
Oriola-KD Oyj, Class B1	4,205,677	7,971
Clínica Baviera, SA1	791,000	7,593
		3,642,071

INDUSTRIALS — 3.75%
General Electric Co.	31,485,000	381,913
Siemens AG1	6,049,000	339,066
United Technologies Corp.	6,355,000	304,976
Schneider Electric SA1	4,404,500	280,097
Geberit AG1	1,625,000	157,305
Singapore Technologies Engineering Ltd.[1]	91,974,000	136,952
Macquarie Airports[1,2]	93,268,737	134,184
Norfolk Southern Corp.	2,586,500	99,218
Sandvik AB1	16,035,000	82,298
De La Rue PLC[1,2]	5,643,619	76,263
Leighton Holdings Ltd.[1]	5,728,928	59,699
Macquarie Infrastructure Group[1]	57,622,595	57,970
Singapore Post Private Ltd.[1,2]	107,025,000	54,276
Transport International Holdings Ltd.[1]	19,198,000	44,726
Emerson Electric Co.	1,190,000	38,913
Spirax-Sarco Engineering PLC[1]	3,045,391	36,640
Uponor Oyj[1]	3,480,800	35,580
AB Volvo, Class B1	7,062,000	28,218
BELIMO Holding AG1,2	42,250	27,055
Hopewell Highway Infrastructure Ltd.[1]	43,603,900	26,090
Qantas Airways Ltd.[1]	15,052,744	23,118
AB SKF, Class B1	2,670,000	22,363
Seco Tools AB, Class B1	2,702,640	20,946
Koninklijke BAM Groep NV1	2,328,797	19,885
Wolseley PLC[1]	7,300,000	18,139
IMI PLC[1]	3,060,000	11,847
SIA Engineering Co. Ltd.[1]	8,617,000	11,635
Watsco, Inc.	285,000	9,419
Seaspan Corp.	650,000	6,877
Fong’s Industries Co. Ltd.[1,2]	36,590,000	6,124
Macquarie Infrastructure Co. LLC	339,100	1,397
		2,553,189

CONSUMER DISCRETIONARY — 2.84%
OPAP (Greek Organization of Football Prognostics) SA1,2	16,421,040	476,784
Daimler AG1	10,064,312	282,161
Esprit Holdings Ltd.[1]	34,501,800	184,021
Carnival Corp., units	8,903,400	161,953
Li & Fung Ltd.[1]	62,620,000	125,517
Industria de Diseño Textil, SA1	2,375,785	90,689
Genuine Parts Co.	2,780,000	89,016
McDonald’s Corp.	1,500,000	87,030
Greene King PLC[1,2]	8,722,210	53,266
British Sky Broadcasting Group PLC[1]	6,849,000	49,001
Limited Brands, Inc.	5,000,000	39,600
Kingfisher PLC[1]	18,845,000	37,734
Television Broadcasts Ltd.[1]	10,170,000	36,097
Yue Yuen Industrial (Holdings) Ltd.[1]	12,990,000	23,745
Leggett & Platt, Inc.	1,875,000	23,419
Kesa Electricals PLC[1]	13,430,200	19,612
Halfords Group PLC[1]	5,100,000	18,380
Intercontinental Hotels Group PLC[1]	2,412,352	18,239
Ekornes ASA[1,2]	1,980,425	18,164
Bijou Brigitte modische Accessoires AG1	182,900	18,107
Schibsted ASA[1]	1,907,400	18,056
DSG International PLC[1]	49,823,761	15,776
Macquarie Communications Infrastructure Group[1]	16,113,536	9,531
Headlam Group PLC[1]	2,938,547	9,351
Aristocrat Leisure Ltd.[1]	3,791,027	8,951
Samson Holding Ltd.[1,3]	97,306,000	8,414
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	6,675
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	2,325,000	5,070
Entercom Communications Corp., Class A	1,260,000	1,474
Idearc Inc.	988,500	64
		1,935,897

INFORMATION TECHNOLOGY — 2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	372,530,832	448,702
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	85,371
Intel Corp.	16,200,000	208,980
Automatic Data Processing, Inc.	5,080,000	184,556
Microsoft Corp.	7,496,800	128,195
Paychex, Inc.	5,000,000	121,450
HTC Corp.[1]	12,188,500	115,823
Delta Electronics, Inc.[1]	70,318,069	109,963
Maxim Integrated Products, Inc.	7,000,000	92,610
Canon, Inc.[1]	3,280,000	88,161
Redecard SA, ordinary nominative	7,159,700	81,115
Siliconware Precision Industries Co., Ltd.[1]	80,140,300	62,491
Xilinx, Inc.	3,200,000	53,920
Halma PLC[1]	14,922,844	39,463
Acer Inc.[1]	20,873,866	26,080
Neopost SA1	310,200	25,004
Renishaw PLC[1]	655,000	3,114
Rotork PLC[1]	223,704	2,231
Oakton Ltd.[1,2]	4,617,960	1,568
Lite-On Technology Corp.[1]	13,465	8
		1,878,805

MATERIALS — 2.64%
China Steel Corp.[1]	494,737,784	334,595
Akzo Nobel NV1	6,638,000	237,633
ArcelorMittal[1]	9,335,000	209,628
Koninklijke DSM NV1	6,091,000	146,271
Ambuja Cements Ltd.[1,2]	98,960,919	141,990
RPM International, Inc.[2]	7,900,000	97,249
Israel Chemicals Ltd.[1]	12,100,907	82,686
Packaging Corp. of America	5,000,000	71,000
Weyerhaeuser Co.	2,500,000	68,350
BlueScope Steel Ltd.[1]	28,327,898	62,537
Fletcher Building Ltd.[1]	21,176,596	59,927
POSCO[1]	230,565	59,209
Norsk Hydro ASA[1]	11,470,000	40,855
Stora Enso Oyj, Class R1	6,000,000	36,624
Worthington Industries, Inc.	3,639,800	36,616
Rautaruukki Oyj[1]	1,676,009	26,640
Dow Chemical Co.	2,200,000	25,498
Lafarge Malayan Cement Bhd.[1]	22,590,530	19,652
Norske Skogindustrier ASA[1,3]	9,439,285	18,385
PaperlinX Ltd.[1]	28,447,000	7,861
Marshalls PLC[1]	4,647,493	4,690
Kemira Oyj[1]	639,497	4,166
Hung Hing Printing Group Ltd.[1]	28,310,000	3,820
		1,795,882

MISCELLANEOUS — 4.59%
Other common stocks in initial period of acquisition		3,121,547

Total common stocks (cost: $56,270,475,000)		40,910,189

Preferred stocks — 0.75%

FINANCIALS — 0.64%
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,294,900	70,705
Bank of America Corp., Series K, 8.00% noncumulative[4]	99,268,000	52,644
Bank of America Corp., Series E, 0% depositary shares	1,299,215	9,825
BAC Capital Trust XIII 2.396%[4]	14,710,000	3,433
JPMorgan Chase & Co., Series I, 7.90%[4]	52,500,000	39,999
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	53,235,000	35,835
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	108,175,000	34,915
PNC Preferred Funding Trust I 6.517%[4,5]	58,200,000	28,034
PNC Financial Services Group, Inc., Series K, 8.25%[4]	8,002,000	5,981
Public Storage, Inc., Series F, 6.45%	1,000,000	18,590
Barclays Bank PLC 7.434%[4,5]	37,890,000	17,817
Société Générale 5.922%[4,5]	38,675,000	17,262
BNP Paribas 7.195%[4,5]	29,300,000	16,127
QBE Capital Funding II LP 6.797%[4,5]	28,900,000	15,892
AXA SA, Series B, 6.379%[4,5]	28,500,000	12,343
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	8,289
Standard Chartered PLC 6.409%[4,5]	22,100,000	7,631
Citigroup Inc., Series E, 8.40%[4]	20,000,000	7,330
ILFC E-Capital Trust II 6.25%[4,5]	15,000,000	4,923
ILFC E-Capital Trust I 5.90%[4,5]	6,700,000	2,111
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	2,325
Fannie Mae, Series O, 7.00%[4,5]	874,555	2,077
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	1,040
Fannie Mae, Series E, 5.10%	608,441	780
Fannie Mae, Series L, 5.125%	570,000	712
XL Capital Ltd., Series C, 6.102%[1,5]	1,228,600	4,380
XL Capital Ltd., Series E, 6.50%[4]	11,555,000	1,648
Freddie Mac, Series Z, 8.375%	2,041,640	2,169
Freddie Mac, Series V, 5.57%	3,485,635	1,717
Freddie Mac, Series W, 5.66%	650,000	307
Freddie Mac, Series Y, 6.55%	350,250	168
Woori Bank 6.208%[4,5]	9,000,000	3,956
RBS Capital Trust IV 2.259% noncumulative trust[4]	9,055,000	1,499
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[4]	5,445,000	1,188
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	2,650,000	1,264
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	7,500,000	996
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	328,900	987
Shinhan Bank 6.819% 2036[4]	300,000	161
		437,060

U.S. GOVERNMENT AGENCY SECURITIES — 0.09%
CoBank, ACB, Series C, 11.00%[5]	1,120,000	51,232
US AgBank 6.11%[4,5]	13,000,000	8,381
		59,613

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	15,050

Total preferred stocks (cost: $1,191,398,000)		511,723

Warrants — 0.00%

FINANCIALS — 0.00%
TICON Industrial Connection PCL, warrants, expire 2014[1,2,3]	13,983,666	1

Total warrants (cost: $0)		1

Convertible securities — 0.13%	Shares or principal amount	Value (000)

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010	$14,000,000	$36,418

CONSUMER DISCRETIONARY — 0.04%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	2,763,200	27,079

FINANCIALS — 0.01%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[1,6]	450,000	7,206
Fannie Mae, Series 2004-1, 5.375% convertible preferred	240	960
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	1,413
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	76,628	456
		10,035

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		17,462

Total convertible securities (cost: $445,806,000)		90,994

	Principal amount
Bonds & notes — 29.42%	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 11.89%
Fannie Mae 4.89% 2012	$25,000	25,309
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	32,104
Fannie Mae 4.00% 2015	14,419	14,555
Fannie Mae 11.00% 2015	446	499
Fannie Mae 7.00% 2016	57	59
Fannie Mae 11.00% 2016	188	212
Fannie Mae 5.00% 2017	142	146
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	9,451	9,850
Fannie Mae 5.00% 2018	24,742	25,518
Fannie Mae 5.00% 2018	1,564	1,612
Fannie Mae 11.00% 2018	417	474
Fannie Mae 4.50% 2019	26,464	27,004
Fannie Mae 4.50% 2019	21,543	21,982
Fannie Mae 4.50% 2019	15,315	15,627
Fannie Mae 5.50% 2019	2,857	2,962
Fannie Mae 4.50% 2020	34,865	35,575
Fannie Mae 4.50% 2020	29,440	30,040
Fannie Mae 4.50% 2020	10,603	10,804
Fannie Mae 4.50% 2020	2,390	2,439
Fannie Mae 5.50% 2020	6,647	6,890
Fannie Mae 11.00% 2020	121	131
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,962
Fannie Mae 6.00% 2021	6,896	7,188
Fannie Mae 6.00% 2021	1,045	1,089
Fannie Mae 6.00% 2021	817	851
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	43,403	43,817
Fannie Mae 10.50% 2022	235	263
Fannie Mae 5.00% 2023	10,050	10,299
Fannie Mae 5.00% 2023	9,943	10,190
Fannie Mae 5.50% 2023	45,702	47,182
Fannie Mae 5.50% 2023	30,031	31,003
Fannie Mae 5.50% 2023	28,507	29,430
Fannie Mae 5.50% 2023	25,000	25,810
Fannie Mae 5.50% 2023	20,761	21,434
Fannie Mae 5.50% 2023	17,601	18,171
Fannie Mae 5.50% 2023	10,150	10,488
Fannie Mae 5.50% 2023	2,838	2,930
Fannie Mae 5.50% 2023	2,126	2,194
Fannie Mae 4.50% 2024	50,000	50,770
Fannie Mae 5.00% 2024	60,000	61,378
Fannie Mae 6.00% 2024	30,608	31,659
Fannie Mae 6.00% 2026	73,213	75,728
Fannie Mae 6.00% 2026	10,768	11,137
Fannie Mae 6.00% 2027	183,564	189,868
Fannie Mae 6.50% 2027	25,827	26,932
Fannie Mae 6.50% 2027	6,795	7,086
Fannie Mae 6.50% 2027	4,511	4,704
Fannie Mae 6.50% 2027	724	755
Fannie Mae 6.00% 2028	6,208	6,406
Fannie Mae 6.00% 2028	5,863	6,049
Fannie Mae 6.00% 2028	3,366	3,473
Fannie Mae 6.00% 2028	3,167	3,268
Fannie Mae 7.50% 2029	62	66
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,740	2,836
Fannie Mae 7.50% 2031	195	207
Fannie Mae 7.50% 2031	37	40
Fannie Mae 5.50% 2033	9,534	9,802
Fannie Mae 5.50% 2033	3,428	3,525
Fannie Mae 5.50% 2034	16,238	16,665
Fannie Mae 5.00% 2035	4,789	4,875
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	14,133	14,449
Fannie Mae 5.50% 2035	10,062	10,320
Fannie Mae 6.50% 2035	18,148	19,004
Fannie Mae 7.00% 2035	763	797
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	12,562	10,021
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,993	7,286
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,143	1,782
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,903	1,495
Fannie Mae, Series 2006-65, Class PF, 0.669% 2036[4]	13,017	12,579
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	24,687	24,952
Fannie Mae 6.00% 2036	66,625	68,769
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	65,159	66,941
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	57,139	58,723
Fannie Mae 6.00% 2036	50,001	51,610
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	43,053	45,395
Fannie Mae 6.00% 2036	43,416	44,800
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	38,370	39,494
Fannie Mae 6.00% 2036	28,730	29,655
Fannie Mae 6.00% 2036	19,438	20,057
Fannie Mae 6.00% 2036	19,199	19,817
Fannie Mae 6.00% 2036	15,021	15,500
Fannie Mae 6.00% 2036	4,281	4,418
Fannie Mae 7.50% 2036	2,696	2,819
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	76,102	78,826
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	57,451	59,814
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	17,295	17,641
Fannie Mae 5.50% 2037	7,066	7,243
Fannie Mae 5.50% 2037	4,387	4,494
Fannie Mae 5.50% 2037	4,050	4,148
Fannie Mae 5.50% 2037	3,744	3,838
Fannie Mae 5.50% 2037	1,787	1,831
Fannie Mae 5.50% 2037	1,287	1,318
Fannie Mae 5.678% 2037[4]	22,974	23,629
Fannie Mae 5.992% 2037[4]	3,502	3,607
Fannie Mae 6.00% 2037	30,606	31,582
Fannie Mae 6.00% 2037	21,482	22,173
Fannie Mae 6.00% 2037	19,620	20,251
Fannie Mae 6.00% 2037	19,590	20,080
Fannie Mae 6.00% 2037	14,394	14,853
Fannie Mae 6.00% 2037	13,674	14,115
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	8,656	8,920
Fannie Mae 6.00% 2037	4,313	4,421
Fannie Mae 6.423% 2037[4]	3,528	3,641
Fannie Mae 6.50% 2037[1]	63,295	65,292
Fannie Mae 6.50% 2037	42,521	44,101
Fannie Mae 6.50% 2037	36,525	38,087
Fannie Mae 6.50% 2037	35,421	36,981
Fannie Mae 6.50% 2037	26,490	27,474
Fannie Mae 6.50% 2037	21,570	22,493
Fannie Mae 6.50% 2037	21,570	22,371
Fannie Mae 6.50% 2037	17,265	17,907
Fannie Mae 6.50% 2037	15,345	15,915
Fannie Mae 6.50% 2037	14,853	15,489
Fannie Mae 6.50% 2037	8,003	8,345
Fannie Mae 6.50% 2037	5,863	6,081
Fannie Mae 6.50% 2037	4,340	4,501
Fannie Mae 6.50% 2037	3,846	4,011
Fannie Mae 6.50% 2037	2,881	3,004
Fannie Mae 6.50% 2037	2,547	2,656
Fannie Mae 6.50% 2037	2,370	2,471
Fannie Mae 6.50% 2037	1,598	1,657
Fannie Mae 6.711% 2037[4]	3,485	3,627
Fannie Mae 6.78% 2037[4]	2,753	2,847
Fannie Mae 7.00% 2037	57,368	59,956
Fannie Mae 7.00% 2037	25,654	26,811
Fannie Mae 7.00% 2037	12,827	13,406
Fannie Mae 7.00% 2037[1]	11,790	12,262
Fannie Mae 7.00% 2037	6,114	6,390
Fannie Mae 7.00% 2037	5,157	5,429
Fannie Mae 7.00% 2037	4,629	4,837
Fannie Mae 7.00% 2037	3,700	3,867
Fannie Mae 7.00% 2037	2,531	2,646
Fannie Mae 7.00% 2037	1,625	1,698
Fannie Mae 7.00% 2037	1,363	1,424
Fannie Mae 7.00% 2037	1,279	1,336
Fannie Mae 7.00% 2037	1,166	1,218
Fannie Mae 7.00% 2037	1,028	1,082
Fannie Mae 7.00% 2037	1,006	1,051
Fannie Mae 7.00% 2037	993	1,045
Fannie Mae 7.00% 2037	891	938
Fannie Mae 7.00% 2037	751	785
Fannie Mae 7.00% 2037	743	777
Fannie Mae 7.50% 2037	12,605	13,179
Fannie Mae 7.50% 2037	6,442	6,792
Fannie Mae 7.50% 2037	3,736	3,906
Fannie Mae 7.50% 2037[1]	2,909	3,023
Fannie Mae 7.50% 2037	2,304	2,409
Fannie Mae 7.50% 2037[1]	620	644
Fannie Mae 7.50% 2037	542	567
Fannie Mae 4.50% 2038	98,737	99,423
Fannie Mae 5.00% 2038	48,760	49,593
Fannie Mae 5.144% 2038[4]	19,480	19,619
Fannie Mae 5.376% 2038[4]	26,252	26,917
Fannie Mae 5.458% 2038[4]	37,538	38,557
Fannie Mae 5.476% 2038[4]	15,121	15,541
Fannie Mae 5.50% 2038	30,298	31,138
Fannie Mae 5.50% 2038	25,265	25,965
Fannie Mae 5.50% 2038	21,827	22,432
Fannie Mae 5.50% 2038	19,958	20,467
Fannie Mae 5.50% 2038	13,870	14,254
Fannie Mae 5.50% 2038	5,967	6,132
Fannie Mae 5.552% 2038[4]	2,939	2,990
Fannie Mae 6.00% 2038	100,000	103,188
Fannie Mae 6.50% 2038	37,050	38,426
Fannie Mae 6.50% 2038	34,025	35,290
Fannie Mae 6.50% 2038	32,691	33,905
Fannie Mae 6.50% 2038	29,580	30,846
Fannie Mae 6.50% 2038	4,253	4,411
Fannie Mae 6.50% 2038	3,151	3,268
Fannie Mae 6.50% 2038	2,045	2,121
Fannie Mae 6.50% 2038	1,612	1,672
Fannie Mae 6.50% 2038	1,448	1,501
Fannie Mae 7.00% 2038	13,394	13,998
Fannie Mae 7.00% 2038	6,009	6,280
Fannie Mae 7.00% 2038	1,920	2,021
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	372	385
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	287	305
Fannie Mae 7.00% 2047	5,155	5,375
Freddie Mac 6.00% 2017	313	326
Freddie Mac 4.50% 2018	4,490	4,588
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,440
Freddie Mac 5.50% 2019	9,057	9,389
Freddie Mac, Series 2642, Class BL, 3.50% 2023	9,721	9,390
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,075	4,892
Freddie Mac 4.50% 2023	49,082	49,807
Freddie Mac 5.00% 2023	46,854	48,001
Freddie Mac 5.50% 2023	23,974	24,754
Freddie Mac 6.00% 2023	12,483	13,013
Freddie Mac, Series 1617, Class PM, 6.50% 2023	3,652	3,811
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	4,971	4,320
Freddie Mac 6.00% 2026	27,535	28,481
Freddie Mac 6.00% 2026	26,518	27,429
Freddie Mac 5.50% 2027	47,730	48,909
Freddie Mac 6.00% 2027	21,298	22,030
Freddie Mac 6.50% 2027	24,774	25,834
Freddie Mac 6.50% 2027	22,480	23,442
Freddie Mac 5.50% 2028	69,402	71,175
Freddie Mac, Series 2153, Class GG, 6.00% 2029	7,151	7,405
Freddie Mac, Series 2122, Class QM, 6.25% 2029	13,420	13,852
Freddie Mac 6.50% 2032	3,710	3,887
Freddie Mac 7.50% 2032	1,685	1,777
Freddie Mac 5.00% 2035	6,116	6,127
Freddie Mac 5.00% 2035	6,011	6,022
Freddie Mac 5.00% 2035	4,527	4,535
Freddie Mac 5.00% 2035	4,266	4,274
Freddie Mac 5.00% 2035	3,000	3,006
Freddie Mac 5.00% 2035	1,726	1,729
Freddie Mac, Series 3061, Class PN, 5.50% 2035	21,600	22,391
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	21,684	18,433
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	13,281	10,466
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,650	4,678
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,722	4,673
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,014	4,076
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,191	2,643
Freddie Mac 5.872% 2036[4]	28,546	29,543
Freddie Mac, Series 3156, Class NG, 6.00% 2036	51,610	54,499
Freddie Mac 7.00% 2036	6,015	6,252
Freddie Mac 5.437% 2037[4]	9,045	9,262
Freddie Mac 5.461% 2037[4]	30,208	31,199
Freddie Mac 5.50% 2037	46,180	46,848
Freddie Mac, Series 3286, Class JN, 5.50% 2037	35,701	36,423
Freddie Mac 5.50% 2037	25,187	25,779
Freddie Mac 5.723% 2037[4]	20,929	21,502
Freddie Mac 5.857% 2037[4]	6,261	6,448
Freddie Mac, Series 3271, Class OA, 6.00% 2037	34,755	36,724
Freddie Mac 6.00% 2037	654	677
Freddie Mac 6.046% 2037[4]	6,447	6,614
Freddie Mac 6.209% 2037[4]	12,695	12,930
Freddie Mac 6.266% 2037[4]	9,419	9,637
Freddie Mac 6.268% 2037[4]	29,620	30,441
Freddie Mac 6.50% 2037	48,500	50,321
Freddie Mac 6.50% 2037	35,806	37,150
Freddie Mac 6.50% 2037	18,098	18,778
Freddie Mac 7.00% 2037	6,531	6,788
Freddie Mac 5.00% 2038	95,281	96,766
Freddie Mac 5.00% 2038	26,808	27,268
Freddie Mac 5.00% 2038	19,779	20,087
Freddie Mac 5.00% 2038	16,459	16,741
Freddie Mac 5.00% 2038	16,458	16,740
Freddie Mac 5.00% 2038	15,786	16,057
Freddie Mac 5.00% 2038	7,114	7,236
Freddie Mac 5.00% 2038	5,224	5,314
Freddie Mac 5.00% 2038	3,345	3,403
Freddie Mac 5.00% 2038	2,940	2,991
Freddie Mac 5.00% 2038	2,690	2,739
Freddie Mac 5.00% 2038	1,579	1,606
Freddie Mac 5.00% 2038	82	83
Freddie Mac 5.054% 2038[4]	9,923	10,061
Freddie Mac 5.50% 2038	97,372	99,662
Freddie Mac 5.50% 2038	24,699	25,056
Freddie Mac 5.597% 2038[4]	13,557	13,889
Freddie Mac 5.938% 2038[4]	19,005	19,425
Freddie Mac 6.00% 2038	90,434	93,391
Freddie Mac 6.50% 2047	12,548	12,996
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	9,888	7,752
Government National Mortgage Assn. 6.00% 2035	4,227	4,355
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	11,960	9,772
Government National Mortgage Assn. 6.00% 2038	96,447	99,362
Government National Mortgage Assn. 6.00% 2038	69,432	71,531
Government National Mortgage Assn. 6.50% 2038	36,567	37,995
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[1]	20,364	20,581
Government National Mortgage Assn. 5.816% 2058[1]	12,578	12,830
Government National Mortgage Assn., Series 2003, 6.116% 2058[1]	1,446	1,476
Government National Mortgage Assn. 6.172% 2058[1]	2,023	2,066
Government National Mortgage Assn. 6.205% 2058[1]	5,838	5,962
Government National Mortgage Assn. 6.22% 2058[1]	3,150	3,219
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	12,203	11,123
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	823	655
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	438	263
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	636	436
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,993	1,797
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.599% 2034[4]	5,983	4,900
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 5.05% 2034[4]	4,342	3,423
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 5.233% 2034[4]	9,148	7,595
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,464	2,281
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,815	7,766
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	42,303	40,958
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[5]	1,435	861
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[5]	65,836	45,123
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,719	3,589
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	17,091	12,716
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,987	4,685
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 3-A-1, 6.50% 2036	24,409	15,537
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	28,276	27,167
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	9,174
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	4,893
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	17,053	9,534
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[4]	14,535	11,378
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[4]	18,000	14,671
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	37,500	31,316
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	1,479	1,480
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	5,091	4,911
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.856% 2035[4,5]	5,050	3,846
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,762
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	2,659
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[4]	5,000	2,961
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,227
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,726	6,300
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	22,519	22,432
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	24,173
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[4]	14,840	11,734
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.28% 2043[4]	7,200	5,642
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.321% 2043[4]	16,830	10,122
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[4]	15,000	10,131
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	18,000	12,614
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	35,382
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	12,470
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	7,534	5,381
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	26,050	20,041
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	20,818	16,821
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	4,684	3,802
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,120	3,394
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	16,418	13,665
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,633	3,844
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,881	1,217
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	11,386	9,204
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	2,895
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036[1]	17,132	13,706
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	13,250	11,268
Countrywide Alternative Loan Trust, Series 2006-7CB, Class 1-A-13, 6.00% 2036	5,000	1,655
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	28,491
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.924% 2047[4]	69,539	35,355
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	18,857	15,468
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	99	86
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	26,022	21,878
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	35,445	24,924
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,406	841
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	110	80
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	917
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.868% 2035[4]	13,560	7,266
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.95% 2036[4]	4,496	2,333
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.232% 2036[4]	3,621	1,889
Residential Accredit Loans, Inc., Series 2006-QS12, Class I-A-1, 6.50% 2036	25,443	12,730
Residential Accredit Loans, Inc., Series 2007-QS8, Class A-1, 0.789% 2037[4]	33,222	14,369
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	55,037	28,802
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	39,177	24,746
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.00% 2035[4]	10,092	6,469
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.769% 2036[4]	14,475	8,005
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.892% 2036[4]	12,195	6,919
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.893% 2036[4]	18,614	9,947
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.921% 2036[4]	44,008	24,393
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	47,644	25,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.878% 2037[4]	49,326	27,058
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.928% 2037[4]	21,613	11,447
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.975% 2047[4]	55,892	30,794
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	14,995	13,882
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.848% 2033[4]	2,383	2,063
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.279% 2033[4]	2,235	1,751
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.534% 2034[4]	3,469	2,645
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.044% 2036[4]	4,423	2,813
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.339% 2037[4]	10,275	7,160
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.816% 2037[4]	59,149	41,893
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.849% 2037[4]	61,853	34,263
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.868% 2037[4]	68,580	37,804
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 5.315% 2033[4]	4,219	3,453
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.05% 2034[4]	5,251	3,916
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.714% 2034[4]	3,288	1,991
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.08% 2034[4]	2,921	1,649
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.562% 2035[4]	30,015	17,822
CHL Mortgage Pass-Through Trust, Series 2007-14, Class A-19, 6.00% 2037	30,421	19,375
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.201% 2037[4]	22,188	15,388
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.93% 2047[4]	39,033	22,088
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.083% 2047[4]	83,096	47,935
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.68% 2034[4]	16,161	14,955
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	4,919	4,343
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.569% 2035[4]	31,506	16,912
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	19,520	12,529
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 4-A-1, 0.809% 2036[4]	31,507	13,312
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.773% 2036[4]	10,317	5,252
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.967% 2036[4]	26,081	13,987
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.612% 2037[4]	25,359	12,294
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,024	6,473
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	12,732	11,829
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[1]	44,149	40,617
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.226% 2035[4]	10,000	7,399
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.628% 2036[4]	11,979	6,959
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[4]	25,987	18,465
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,431	19,105
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,457	10,420
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,395	8,206
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	23,739
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1,4]	3,500	2,916
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[4]	21,700	17,709
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.711% 2045[4]	4,955	3,689
ChaseFlex Trust, Series 2007-2, Class A-1, 0.669% 2037[4]	48,465	23,151
ChaseFlex Trust, Series 2007-3, Class 2-A1, 0.689% 2037[4]	39,172	22,106
ChaseFlex Trust, Series 2007-M1, Class 2-F4, 6.35% 2037[4]	59,288	36,106
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,313	5,911
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	15,000	11,742
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	17,950
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[4]	30,000	24,460
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	13,700
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	9,669
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.076% 2037[4]	35,004	16,945
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	46,060	25,033
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	41,831	18,887
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	28,132	24,806
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	19,661	17,774
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	687	572
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,501	1,129
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,470	5,215
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035[1]	7,693	6,155
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,023	4,869
MASTR Alternative Loan Trust, Series 2006-2, Class 2-A-3, 0.739% 2036[4]	16,019	6,086
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.996% 2033[4]	2,287	1,621
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[4]	7,168	5,163
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.056% 2034[4]	5,942	4,563
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 5.086% 2034[4]	4,247	2,465
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	27,487
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.871% 2035[4]	28,061	16,769
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.777% 2036[4]	4,533	2,617
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[4]	6,881	3,835
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,5]	32,500	30,225
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,5]	34,000	30,430
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	2,313	2,279
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	21,138
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	11,983	11,356
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	8,515
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	12,911
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	38,293	36,332
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.338% 2044[4]	6,000	4,975
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[4]	17,000	14,719
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	26,000	23,400
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,5]	13,620	12,190
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1,5]	20,000	17,500
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,5]	3,380	2,788
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,5]	22,000	20,130
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,5]	17,320	15,415
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1,5]	16,500	14,685
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1,5]	2,000	1,660
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	26,267	16,860
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 0.789% 2036[4]	17,227	11,139
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037	43,221	18,027
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	9,598	9,459
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[4]	24,000	20,901
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[4]	5,000	4,372
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.775% 2042[4]	20,105	10,006
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.76% 2036[4]	57,423	32,064
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.207% 2036[4]	25,796	12,446
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	4,246	3,919
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	4,518
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	38,142	35,074
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	27,000	21,870
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[1,5]	10,000	8,000
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,5]	15,000	11,175
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.509% 2046[4]	50,352	40,713
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.872% 2017[4,5]	12,012	10,526
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.841% 2018[4]	7,451	6,458
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.913% 2019[4,5]	12,034	10,329
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.909% 2033[4]	11,910	10,087
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	35,000	21,739
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	25,000	14,250
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.104% 2036[4]	65,885	35,458
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 5.256% 2034[4]	12,871	9,833
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[4]	22,313	14,039
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.608% 2037[4]	11,053	6,564
Bank of America 5.50% 2012[5]	30,000	29,677
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.771% 2035[4]	16,521	10,505
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.89% 2036[4]	35,344	18,923
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,886	5,771
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	23,060
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	28,405
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	35,315	28,144
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	18,696
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,522
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[4]	5,065	3,904
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,149	8,728
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,146	761
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	29,986	15,751
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.167% 2035[4]	16,762	13,646
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[4]	4,000	2,079
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.801% 2037[4]	20,000	9,275
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	21,903	14,757
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	11,846	9,795
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	122	121
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	23,953	23,077
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	7,899
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	14,198
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	40,510	20,924
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[4]	34,536	20,781
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	23,312	12,658
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	13,801	7,617
Northern Rock PLC 5.625% 2017[5]	20,000	17,949
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.796% 2018[4,5]	8,000	7,576
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[5]	10,000	10,303
Lehman Mortgage Trust, Series 2006-8, Class 2-A1, 0.809% 2036[4]	14,414	5,946
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.826% 2037[4]	21,064	10,567
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	25,000	16,179
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,440	2,461
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	14,681	13,434
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.936% 2016[4,5]	8,000	7,582
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,381	2,317
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,025	4,722
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	15,000	14,447
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	14,625	13,916
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	12,274
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.299% 2036[4]	22,098	11,571
GSR Mortgage Loan Trust, Series 2005-9F, Class 1A-2, 0.889% 2035[4]	9,285	6,243
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.911% 2035[4]	7,264	4,784
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	10,412
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,212	2,974
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.467% 2027[4,5]	1,278	1,274
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035[1]	5,763	5,215
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	4,550
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	4,246
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	8,630
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	10,416	8,589
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	3,152	3,131
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,638	4,384
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	6,742
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[4]	12,192	6,131
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.559% 2037[4]	14,145	5,842
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	2,413	2,411
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,523
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,372	4,830
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	4,748	4,709
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,628	4,543
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.782% 2046[4]	6,309	4,345
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	4,149	3,166
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.84% 2033[4]	3,385	2,838
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.456% 2036[4]	3,325	1,757
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[5]	1,338	1,348
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.20% 2034[4,5]	2,000	1,043
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.433% 2034[4]	312	244
		8,089,566

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.33%
U.S. Treasury 3.875% 2009	50,000	50,508
U.S. Treasury 6.00% 2009	75,000	77,230
U.S. Treasury 1.25% 2010	20,000	20,146
U.S. Treasury 2.00% 2010	15,000	15,316
U.S. Treasury 4.50% 2010	25,000	26,642
U.S. Treasury 5.75% 2010	20,000	21,572
U.S. Treasury 6.50% 2010	150,000	159,126
U.S. Treasury 1.125% 2011	10,000	9,952
U.S. Treasury 2.375% 2011[1,8]	26,789	26,948
U.S. Treasury 4.625% 2011	45,000	48,938
U.S. Treasury 4.875% 2011	10,000	10,878
U.S. Treasury 5.00% 2011	20,000	21,709
U.S. Treasury 4.875% 2012	10,000	11,134
U.S. Treasury 3.125% 2013	45,000	47,746
U.S. Treasury 3.375% 2013	40,000	43,024
U.S. Treasury 2.00% 2014[1,8]	57,555	57,299
U.S. Treasury 11.75% 2014	50,000	54,289
U.S. Treasury 12.50% 2014	80,000	85,038
U.S. Treasury 13.25% 2014	80,000	82,869
U.S. Treasury 9.875% 2015	10,000	14,419
U.S. Treasury 11.25% 2015	40,000	59,750
U.S. Treasury 7.50% 2016	250,000	325,312
U.S. Treasury 9.25% 2016	200,000	280,704
U.S. Treasury 4.625% 2017	55,000	62,461
U.S. Treasury 8.875% 2017	10,000	14,200
U.S. Treasury 3.75% 2018	243,000	261,718
U.S. Treasury 4.00% 2018	5,000	5,490
U.S. Treasury Principal Strip 0% 2018	11,460	8,228
U.S. Treasury 6.50% 2026	26,000	35,015
Fannie Mae 5.00% 2011	19,815	21,353
Fannie Mae 6.00% 2011	120,000	131,333
Fannie Mae 5.25% 2012	100,000	102,940
Fannie Mae 6.125% 2012	144,000	161,523
Freddie Mac 5.75% 2009	50,000	50,332
Freddie Mac 6.625% 2009	20,000	20,719
Freddie Mac 2.875% 2010	50,000	51,267
Freddie Mac 5.875% 2011	100,000	104,282
Freddie Mac: 5.75% 2012	75,000	82,849
Freddie Mac 5.00% 2018	11,200	10,484
Federal Home Loan Bank 3.625% 2011	5,000	5,194
Federal Home Loan Bank 3.625% 2013	15,000	15,652
Federal Home Loan Bank 5.375% 2016	25,000	27,906
Federal Home Loan Bank 5.625% 2016	70,125	70,628
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	30,000	31,831
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	37,300	39,485
CoBank ACB 7.875% 2018[5]	18,660	18,028
CoBank ACB 2.596% 2022[4,5]	26,270	18,431
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,151
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,245
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,158
		2,944,452

FINANCIALS — 2.99%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,750
Countrywide Home Loans, Inc., Series K, 5.625% 2009	6,639	6,629
BankAmerica Corp. 5.875% 2009	7,500	7,504
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,746
Bank of America Corp. 7.125% 2011	1,750	1,735
Countrywide Financial Corp., Series B, 5.80% 2012	102,840	101,168
Bank of America Corp. 5.30% 2017	14,115	12,410
Merrill Lynch & Co., Inc. 6.875% 2018	15,000	14,465
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,444
JPMorgan Chase & Co. 4.891% 2015[4]	45,000	44,497
JPMorgan Chase Bank NA 6.00% 2017	40,050	39,084
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	22,781
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	15,000	11,228
CIT Group Inc. 2.303% 2009[4]	1,802	1,754
CIT Group Inc. 5.20% 2010	20,000	17,497
CIT Group Inc. 5.60% 2011	15,000	12,558
CIT Group Inc. 2.425% 2012[4]	23,920	17,775
CIT Group Inc. 7.75% 2012	3,002	2,372
CIT Group Inc. 5.40% 2013	3,905	2,976
CIT Group Inc. 5.00% 2014	1,010	683
CIT Group Inc. 5.125% 2014	2,715	1,768
CIT Group Inc. 5.65% 2017	3,559	2,324
CIT Group Inc. 12.00% 2018[5]	8,655	6,333
CIT Group Inc. 5.80% 2036	2,066	1,302
CIT Group Inc. 6.10% 2067[4]	38,720	12,502
SLM Corp., Series A, 4.86% 2009[4]	10,000	9,835
SLM Corp., Series A, 4.50% 2010	21,000	19,535
SLM Corp., Series A, 5.40% 2011	20,000	16,829
SLM Corp., Series A, 5.375% 2013	26,594	21,331
SLM Corp., Series A, 5.05% 2014	5,885	4,250
SLM Corp., Series A, 5.00% 2015	4,115	2,943
Citigroup Inc. 4.125% 2010	11,000	10,570
Citigroup Inc. 4.625% 2010	10,000	9,679
Citigroup Inc. 6.50% 2013	39,250	37,540
Citigroup Inc. 6.125% 2017	4,775	4,326
Citigroup Capital XXI 8.30% 2077[1,4]	8,900	4,806
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,789
American Express Centurion Bank 5.55% 2012	20,000	19,234
American Express Co. 6.15% 2017	27,330	25,743
American Express Co. 6.80% 2066[4]	16,690	9,666
Monumental Global Funding 5.50% 2013[5]	26,405	24,045
Monumental Global Funding III 1.294% 2014[4,5]	24,860	16,533
Monumental Global Funding III 5.25% 2014[5]	24,000	22,782
Simon Property Group, LP 4.875% 2010	5,000	4,788
Simon Property Group, LP 4.875% 2010	2,500	2,320
Simon Property Group, LP 5.375% 2011	2,000	1,780
Simon Property Group, LP 5.60% 2011	14,750	13,034
Simon Property Group, LP 5.00% 2012	20,000	16,115
Simon Property Group, LP 5.75% 2012	15,650	13,189
Simon Property Group, LP 5.875% 2017	5,000	3,865
Simon Property Group, LP 6.125% 2018	8,665	6,691
Wachovia Bank NA 4.80% 2014	22,972	20,955
Wells Fargo Bank, National Assn. 4.75% 2015	40,360	38,145
Goldman Sachs Group, Inc. 5.95% 2018	2,835	2,560
Goldman Sachs Group, Inc. 6.15% 2018	23,750	21,724
Goldman Sachs Group, Inc. 7.50% 2019[1]	31,415	31,101
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	31,500	28,189
Westfield Group 5.40% 2012[5]	8,160	6,770
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	16,285	12,310
Westfield Group 5.70% 2016[5]	2,780	2,065
Westfield Group 7.125% 2018[5]	3,485	2,791
Prudential Financial, Inc., Series D, 5.10% 2011	9,785	9,439
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	8,173
Prudential Financial, Inc., Series B, 4.75% 2014	8,873	7,668
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	15,000	13,060
Prudential Financial, Inc. 8.875% 2068[4]	20,000	13,480
International Lease Finance Corp. 6.375% 2009	15,000	14,843
International Lease Finance Corp. 5.00% 2010	4,560	3,971
International Lease Finance Corp. 5.00% 2012	10,000	7,345
International Lease Finance Corp., Series R, 5.40% 2012	4,000	2,992
American General Finance Corp., Series J, 6.50% 2017	16,750	7,363
American General Finance Corp., Series J, 6.90% 2017	15,125	6,791
American International Group, Inc. 8.25% 2018[5]	10,000	8,206
Liberty Mutual Group Inc. 5.75% 2014[5]	10,000	8,309
Liberty Mutual Group Inc. 6.50% 2035[5]	11,200	6,849
Liberty Mutual Group Inc. 7.50% 2036[5]	38,050	25,126
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	6,720	3,326
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	11,330	6,808
CNA Financial Corp. 6.00% 2011	20,000	15,360
CNA Financial Corp. 5.85% 2014	42,000	29,604
Capital One Financial Corp. 5.70% 2011	15,000	14,337
Capital One Bank 6.50% 2013	13,477	13,021
Capital One Capital III 7.686% 2036[4]	30,487	16,158
UniCredito Italiano SpA 5.584% 2017[4,5]	32,900	21,398
UniCredito Italiano SpA 6.00% 2017[5]	19,823	15,693
HVB Funding Trust I 8.741% 2031[5]	2,555	582
UniCredito Italiano Capital Trust II 9.20% (undated)[4,5]	10,000	3,808
ERP Operating LP 4.75% 2009	6,360	6,293
ERP Operating LP 5.50% 2012	2,500	2,296
ERP Operating LP 6.625% 2012	8,000	7,725
ERP Operating LP 6.584% 2015	11,080	9,312
ERP Operating LP 5.125% 2016	1,775	1,412
ERP Operating LP 5.75% 2017	11,270	9,153
Developers Diversified Realty Corp. 4.625% 2010	13,250	9,663
Developers Diversified Realty Corp. 5.00% 2010	22,500	16,215
Developers Diversified Realty Corp. 5.375% 2012	16,010	7,577
Developers Diversified Realty Corp. 5.50% 2015	2,515	1,096
Santander Issuances, SA Unipersonal 1.885% 2016[4,5]	7,600	5,711
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	19,100	15,253
Abbey National PLC 7.95% 2029	16,152	13,454
New York Life Global Funding 4.625% 2010[5]	5,000	4,976
New York Life Global Funding 5.25% 2012[5]	25,000	25,004
New York Life Global Funding 4.65% 2013[5]	4,000	3,950
ACE INA Holdings Inc. 5.875% 2014	7,500	7,474
ACE INA Holdings Inc. 5.70% 2017	3,825	3,589
ACE INA Holdings Inc. 5.80% 2018	11,000	10,323
ACE Capital Trust II 9.70% 2030	12,210	9,937
Lincoln National Corp. 5.65% 2012	10,500	9,843
Lincoln National Corp. 7.00% 2066[4]	45,510	21,052
Metropolitan Life Global Funding I, 5.125% 2013[5]	4,305	4,124
MetLife, Inc. 5.50% 2014	1,000	977
MetLife, Inc. 5.00% 2015	2,500	2,374
MetLife Capital Trust X 9.25% 2068[4,5]	32,500	23,400
Sovereign Bancorp, Inc. 1.728% 2010[4]	4,150	3,678
Independence Community Bank 3.75% 2014[4]	4,000	3,261
Sovereign Bancorp, Inc. 8.75% 2018	26,500	23,602
Genworth Financial, Inc. 4.75% 2009	13,795	13,662
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	14,299
Genworth Financial, Inc. 6.15% 2066[4]	15,130	2,560
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,500	15,651
Allstate Corp., Series B, 6.125% 2067[4]	20,850	13,841
SunTrust Banks, Inc. 7.25% 2018	28,100	29,102
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	28,254
Lehman Brothers Holdings Inc., Series H, 2.878% 2009[4,9]	8,335	1,146
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[9]	3,215	466
Lehman Brothers Holdings Inc., Series I, 2.95% 2010[4,9]	10,000	1,375
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[9]	1,090	158
Lehman Brothers Holdings Inc. 7.875% 2010[9]	235	34
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[4,9]	13,805	1,898
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[9]	60,920	8,833
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[9]	79,960	11,594
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[9]	3,660	531
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	14,465	2,097
Charles Schwab Corp., Series A, 6.375% 2017	26,750	24,452
Schwab Capital Trust I 7.50% 2037[4]	6,000	3,600
Société Générale 5.75% 2016[5]	31,625	27,607
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	4,133
Hartford Life Insurance Co. 1.194% 2012[4]	2,500	1,976
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,301
Hartford Financial Services Group, Inc. 6.30% 2018	1,750	1,435
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	27,500	10,815
Hartford Financial Services Group, Inc. 8.125% 2068[4]	11,250	6,483
Hospitality Properties Trust 6.85% 2012	3,600	2,460
Hospitality Properties Trust 6.75% 2013	18,925	12,403
Hospitality Properties Trust 5.125% 2015	5,175	3,032
Hospitality Properties Trust 6.30% 2016	1,250	663
Hospitality Properties Trust 6.70% 2018	12,800	7,267
iStar Financial, Inc. 2.471% 2009[4]	1,050	946
iStar Financial, Inc. 5.375% 2010	12,536	6,896
iStar Financial, Inc. 6.00% 2010	17,467	8,737
iStar Financial, Inc., Series B, 5.125% 2011	12,820	5,387
iStar Financial, Inc. 6.50% 2013	950	342
Plum Creek Timberlands, LP 5.875% 2015	26,000	20,704
Ford Motor Credit Co. 7.875% 2010	10,000	8,263
Ford Motor Credit Co. 7.375% 2011	15,000	11,212
HBOS PLC 6.75% 2018[5]	9,800	8,672
HBOS PLC 6.00% 2033[5]	8,175	5,138
HBOS PLC 5.375% (undated)[4,5]	2,615	910
Lloyds Banking Group PLC 6.657% preference shares (undated)[4,5]	13,751	2,600
Northern Trust Corp. 5.50% 2013	5,450	5,625
Northern Trust Co. 5.85% 2017[6]	10,150	10,135
Zions Bancorporation 5.50% 2015	10,000	7,046
Zions Bancorporation 6.00% 2015	11,585	8,592
Standard Chartered Bank 6.40% 2017[5]	18,215	15,018
Principal Life Global Funding I 4.40% 2010[5]	10,000	9,808
Principal Life Insurance Co. 6.25% 2012[5]	5,000	4,929
Lazard Group LLC 7.125% 2015	19,400	14,670
Berkshire Hathaway Finance Corp. 4.60% 2013	12,000	12,185
Berkshire Hathaway Finance Corp. 5.00% 2013	2,290	2,365
ProLogis 5.75% 2016	4,295	2,404
ProLogis 6.625% 2018	21,020	11,044
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	13,391
Brandywine Operating Partnership, LP 5.75% 2012	15,030	10,977
Brandywine Operating Partnership, LP 5.40% 2014	3,955	2,244
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,500	2,562
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	22,000	9,912
Capmark Financial Group Inc. 5.875% 2012	9,138	3,471
Capmark Financial Group Inc. 6.30% 2017	26,751	8,856
Jackson National Life Global 5.375% 2013[5]	12,925	11,989
ORIX Corp. 5.48% 2011	14,250	10,521
PNC Bank NA 6.875% 2018	5,200	5,237
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	9,300	4,479
Nationwide Financial Services, Inc. 6.75% 2067[4]	20,500	8,974
Kimco Realty Corp. 6.00% 2012	4,062	3,237
Kimco Realty Corp., Series C, 5.783% 2016	5,450	4,037
Kimco Realty Corp. 5.70% 2017	2,000	1,422
Royal Bank of Scotland Group PLC 6.375% 2011	325	303
RBS Capital Trust II 6.425% noncumulative trust (undated)[4]	555	148
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	26,685	7,072
Royal Bank of Scotland Group PLC 7.648% (undated)[4]	3,435	997
Chubb Corp. 6.375% 2067[4]	12,500	8,450
Fifth Third Capital Trust IV 6.50% 2067[4]	18,000	8,217
KeyBank NA 5.50% 2012	7,200	6,803
State Street Capital Trust IV 2.996% 2077[4]	18,750	6,423
TuranAlem Finance BV 8.00% 2014	5,515	2,178
TuranAlem Finance BV, Series 8, 8.25% 2037	9,485	4,126
Boston Properties LP 6.25% 2013	6,500	5,310
General Motors Acceptance Corp. 7.25% 2011[5]	6,334	5,117
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,070
XL Capital Ltd. 5.25% 2014	6,430	4,078
ING Security Life Institutional Funding 1.284% 2010[4,5]	4,000	4,007
TIAA Global Markets 4.95% 2013[5]	3,225	3,217
Catlin Insurance Ltd. 7.249% (undated)[4,5]	13,000	3,098
Northern Rock PLC 5.60% (undated)[4,5]	5,095	1,197
Northern Rock PLC 6.594% (undated)[4,5]	5,635	1,324
Principal Life Insurance Co. 5.30% 2013	2,500	2,397
Assurant, Inc. 5.625% 2014	2,765	2,320
Barclays Bank PLC 5.926% (undated)[4,5]	5,160	2,220
Korea Development Bank 5.30% 2013	1,965	1,757
UnumProvident Finance Co. PLC 6.85% 2015[5]	1,885	1,676
Federal Realty Investment Trust 8.75% 2009	1,000	963
Nationwide Mutual Insurance 5.81% 2024[4,5]	1,165	496
BNP Paribas 5.125% 2015[5]	405	356
Washington Mutual Bank, FA, Series 11, 6.875% 2011[9]	15,460	11
Washington Mutual Bank, FA 5.50% 2013[9]	9,644	7
Washington Mutual Bank, FA, Series 25, 5.95% 2013[9]	5,850	4
Washington Mutual Bank, FA, Series 16, 5.125% 2015[9]	20,968	15
Downey Financial Corp. 6.50% 2014[9]	2,565	—
		2,037,969

ASSET-BACKED OBLIGATIONS[7] — 2.81%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	10,208	9,440
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	20,670
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	17,034
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.51% 2014[4]	30,000	17,916
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	40,186
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	18,145
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 0.363% 2013[1,4,5]	22,665	21,426
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	86,620	72,571
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.383% 2015[4,5]	30,000	21,099
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	10,518	10,411
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	21,489	19,636
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	37,677
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,919
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	17,895
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[5]	252	239
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[5]	1,202	1,140
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	2,331	2,144
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[5]	3,674	3,255
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	6,023	5,784
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	7,904	7,326
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	12,605	11,053
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	25,350	20,276
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[1,5]	15,000	9,787
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	18,000	12,251
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[5]	18,446	15,769
Discover Card Execution Note Trust, Series 2008-2, Class A, 1.333% 2012[4]	33,000	31,640
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	47,000	45,810
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	6,467
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	26,826	14,182
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[4]	5,733	1,989
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[4]	5,000	1,227
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[4]	20,000	5,166
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[4]	22,800	3,137
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	28,071	27,206
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,552	1,557
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	700	702
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	33,487
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,684
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	1,486	1,430
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,182	3,064
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	22,395	20,061
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	28,186
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	25,996	23,742
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	5,000	4,495
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	25,000	21,133
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	14,045	12,886
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	44,000	36,004
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.343% 2012[4]	50,530	42,915
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.363% 2014[4]	5,750	3,988
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.733% 2013[4]	6,500	4,863
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	16,500	16,085
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 0.403% 2015[4]	25,000	21,582
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.583% 2016[4]	7,000	2,025
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	31,996	32,146
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,445
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	46,387	40,519
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[4,5]	42,505	38,142
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[4]	10,000	4,990
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[4]	53,833	30,797
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	2,762	2,520
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	4,654	4,649
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,337	14,218
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	14,009
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,425	11,918
CWABS, Inc., Series 2006-24, Class 2-A-3, 0.539% 2047[4]	80,000	20,400
Chase Issuance Trust, Series 2007-A9, Class A, 0.363% 2014[4]	30,000	27,067
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 0.639% 2036[4]	20,000	10,301
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[4]	30,000	16,354
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,024
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	17,341	16,994
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	7,431
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 0.513% 2012[4]	15,000	11,881
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[5]	10,000	7,381
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.483% 2014[4]	3,249	3,027
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	2,025
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	24,273
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1,5]	37,360	24,186
American Express Credit Account Master Trust, Series 2008-1, Class A, 0.783% 2013[4]	25,000	23,032
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	22,000	22,498
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	22,418
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.489% 2013[4]	29,000	22,045
BA Credit Card Trust, Series 2008-1, Class A-1, 0.913% 2013[4,5]	23,000	21,854
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[4]	23,000	13,393
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[4]	8,770	8,062
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[4]	17,000	15,603
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	5,520
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014[1]	22,000	21,056
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 0.629% 2035[4]	45,004	20,521
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 0.539% 2036[4]	15,000	7,938
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 0.539% 2036[1,4]	10,460	3,138
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 0.569% 2037[4]	29,130	7,938
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	18,721	18,135
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.58% 2032[1,4]	5,306	2,388
Structured Asset Securities Corp., Series 2005-S6, Class A2, 0.679% 2035[1,4]	9,000	5,530
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.689% 2035[4,5]	16,536	9,822
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	18,000	17,567
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	17,343
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 0.509% 2037[4]	9,000	3,270
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.549% 2037[4]	21,159	13,936
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.889% 2034[1,4]	10,106	4,548
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 0.539% 2036[4]	17,000	11,758
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	16,211
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	15,518	16,194
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	6,711	6,825
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,211
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[4]	46,735	8,539
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	30,384	6,788
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 0.609% 2036[4]	23,749	7,501
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 0.539% 2037[4]	20,000	7,333
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 1.333% 2013[4]	15,000	13,985
Home Equity Asset Trust, Series 2004-7, Class M-2, 1.049% 2035[4]	20,000	13,009
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	4,334
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	5,422
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 0.489% 2036[4]	3,291	2,383
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,060
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	11,612
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	15,150	11,604
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	15,000	11,238
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	7,298
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	3,911
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	13,560	11,189
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.449% 2037[4]	15,109	10,848
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	20,000	9,617
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 0.679% 2035[1,4]	5,000	2,038
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 0.549% 2037[4]	25,000	6,875
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[4,5]	13,480	8,868
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.593% 2013[4]	5,150	4,883
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.933% 2013[4]	5,000	3,934
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	10,000	8,773
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	8,146	5,889
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034[1]	6,000	2,400
FFMLT Trust, Series 2006-FF4, Class A-2, 0.579% 2036[4]	9,312	7,066
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[4]	8,347	6,719
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.653% 2034[4]	19,981	6,240
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,913	3,750
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,023
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[5]	5,725	5,309
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 0.549% 2036[4]	17,155	4,749
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	4,502
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	5,651	4,342
NovaStar Mortgage Funding Trust, Series 2007-1, Class A-2C, 0.569% 2037[4]	17,000	4,307
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[4]	16,901	4,200
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,767	3,884
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.483% 2037[4]	13,374	2,928
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,379	2,451
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.634% 2019[1,4,5]	4,384	2,367
SACO I Trust, Series 2006-12, Class I-A, 0.529% 2036[4]	12,629	2,171
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 0.619% 2037[4]	9,000	2,063
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 0.539% 2037[4]	5,000	1,771
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,893	1,373
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.189% 2034[4]	1,740	690
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.289% 2034[4]	1,382	525
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	989	979
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[4]	1,201	793
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 1.229% 2033[4]	130	74
		1,911,820

CONSUMER DISCRETIONARY — 1.35%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,179
Comcast Corp. 5.45% 2010	9,500	9,656
Comcast Cable Communications, Inc. 6.75% 2011	37,140	38,075
Comcast Cable Communications, Inc. 7.125% 2013	16,450	17,062
Tele-Communications, Inc. 7.875% 2013	10,000	10,230
Comcast Corp. 5.85% 2015	31,000	30,355
Comcast Corp. 6.30% 2017	10,000	10,046
Comcast Corp. 5.70% 2018	14,875	14,488
Comcast Corp. 6.40% 2038	11,810	11,308
Time Warner Inc. 2.405% 2009[4]	18,000	17,589
Time Warner Inc. 5.50% 2011	10,000	9,766
AOL Time Warner Inc. 6.75% 2011	5,000	5,042
AOL Time Warner Inc. 6.875% 2012	13,000	13,068
Time Warner Companies, Inc. 9.125% 2013	10,000	10,659
Time Warner Inc. 5.875% 2016	58,600	55,464
Time Warner Companies, Inc. 7.25% 2017	2,500	2,411
AOL Time Warner Inc. 7.625% 2031	5,000	4,829
Time Warner Inc. 6.50% 2036	17,300	15,430
DaimlerChrysler North America Holding Corp. 7.20% 2009	17,922	17,833
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	9,945
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,137
DaimlerChrysler North America Holding Corp. 5.875% 2011	28,800	27,630
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,950	2,934
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,064
Staples, Inc. 9.75% 2014	62,176	66,194
Marriott International, Inc., Series J, 5.625% 2013	48,525	41,642
Marriott International, Inc., Series I, 6.375% 2017	16,750	13,930
Cox Communications, Inc. 4.625% 2010	7,666	7,606
Cox Communications, Inc. 7.125% 2012	7,335	7,238
Cox Communications, Inc. 4.625% 2013	5,495	4,998
Cox Communications, Inc. 9.375% 2019[5]	30,000	32,323
Target Corp. 6.00% 2018	46,395	46,027
Thomson Corp. 6.20% 2012	14,000	13,785
Thomson Reuters Corp. 5.95% 2013	17,620	17,325
Thomson Reuters Corp. 6.50% 2018	11,780	10,940
News America Holdings Inc. 9.25% 2013	5,200	5,567
News America Inc. 5.30% 2014	5,000	4,857
News America Holdings Inc. 8.00% 2016	2,000	2,062
News America Inc. 7.25% 2018	4,250	4,148
News America Holdings Inc. 8.25% 2018	10,000	9,825
News America Inc. 6.65% 2037[1]	15,600	15,077
Walt Disney Co. 1.153% 2010[4]	5,000	4,914
Walt Disney Co. 5.70% 2011	4,000	4,232
Walt Disney Co. 4.70% 2012	25,000	26,034
Walt Disney Co. 5.625% 2016	6,000	6,309
J.C. Penney Co., Inc. 8.00% 2010	32,939	32,858
J.C. Penney Co., Inc. 9.00% 2012	8,480	7,885
Federated Department Stores, Inc. 6.30% 2009	5,000	4,978
Federated Retail Holdings, Inc. 5.35% 2012	6,896	5,513
Macy’s Retail Holdings, Inc. 7.875% 2015	5,810	4,460
Federated Retail Holdings, Inc. 5.90% 2016	38,404	23,991
Viacom Inc. 5.75% 2011	13,500	12,919
Viacom Inc. 6.25% 2016	26,000	22,228
Time Warner Cable Inc. 5.40% 2012	8,000	7,761
Time Warner Cable Inc. 6.20% 2013	6,000	5,912
Time Warner Cable Inc. 8.25% 2014	2,000	2,127
Time Warner Cable Inc. 6.75% 2018	2,615	2,558
Time Warner Cable Inc. 8.75% 2019	14,985	16,715
McGraw-Hill Companies, Inc. 5.90% 2017	28,000	23,005
MDC Holdings, Inc. 5.375% 2014	15,000	12,780
Home Depot, Inc. 2.046% 2009[4]	6,655	6,498
Wyndham Worldwide Corp. 6.00% 2016	12,535	6,222
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,791
Kohl’s Corp. 7.375% 2011	1,458	1,479
Kohl’s Corp. 6.00% 2033	1,060	714
Kohl’s Corp. 6.875% 2037	4,237	3,193
Harrah’s Operating Co., Inc. 5.625% 2015	6,642	1,030
Harrah’s Operating Co., Inc. 6.50% 2016	6,642	1,030
Harrah’s Operating Co., Inc. 10.00% 2018[5]	2,686	980
Delphi Automotive Systems Corp. 6.50% 2009[9]	1,200	36
		919,896

ENERGY — 1.15%
Kinder Morgan Energy Partners LP 6.75% 2011	9,642	10,025
Kinder Morgan Energy Partners LP 5.85% 2012	20,907	20,743
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	18,890
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	37,782
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	11,991
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	4,513
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	14,241
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[5]	12,000	11,941
Williams Companies, Inc. 3.435% 2010[4,5]	5,000	4,653
Williams Companies, Inc. 6.375% 2010[5]	12,000	11,703
Williams Companies, Inc. 7.125% 2011	10,000	9,806
Williams Companies, Inc. 8.125% 2012	16,300	16,218
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,266
Williams Companies, Inc. 7.625% 2019	3,500	3,340
Williams Companies, Inc. 7.875% 2021	39,000	37,122
Rockies Express Pipeline LLC 5.10% 2009[4,5]	33,950	33,982
Rockies Express Pipeline LLC 6.25% 2013[5]	45,485	44,732
Enterprise Products Operating LP, Series B, 4.625% 2009	18,395	18,228
Enterprise Products Operating LP 4.95% 2010	25,650	25,288
Enterprise Products Operating LP 7.50% 2011	29,555	30,166
Enterprise Products Operating LP, Series B, 5.00% 2015	1,240	1,077
TransCanada PipeLines Ltd. 6.50% 2018	29,900	30,389
TransCanada PipeLines Ltd. 7.125% 2019	14,380	15,269
TransCanada PipeLines Ltd. 6.35% 2067[4]	45,750	26,071
Gaz Capital SA 7.343% 2013	500	425
Gaz Capital SA 8.146% 2018	8,420	6,441
Gazprom International SA 7.201% 2020[7]	4,168	3,481
Gaz Capital SA 6.51% 2022[5]	59,036	36,160
Gaz Capital SA, Series 9, 6.51% 2022	620	380
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,765	1,474
Gaz Capital SA 7.288% 2037	15,845	9,903
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,340
Enbridge Energy Partners, LP, Series B, 6.50% 2018	42,000	37,026
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,275
Enbridge Energy Partners, LP 8.05% 2077[4]	17,355	9,723
Enbridge Inc. 5.80% 2014	33,500	30,622
Enbridge Inc. 4.90% 2015	11,310	9,629
Enbridge Inc. 5.60% 2017	10,190	8,309
Devon Financing Corp., ULC 6.875% 2011	37,500	39,844
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,7]	1,765	1,734
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	278	273
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	37,167	27,252
Pemex Finance Ltd. 8.875% 2010[7]	6,628	6,810
Pemex Project Funding Master Trust 5.75% 2018	12,750	10,901
Marathon Oil Corp. 6.00% 2017	10,000	8,932
Marathon Oil Corp. 5.90% 2018	10,000	8,679
Sunoco, Inc. 6.75% 2011	7,500	7,439
Sunoco, Inc. 4.875% 2014	9,250	7,917
Canadian Natural Resources Ltd. 5.70% 2017	13,500	11,689
Duke Capital Corp. 7.50% 2009	10,000	10,155
Southern Natural Gas Co. 5.90% 2017[5]	7,460	6,546
El Paso Natural Gas Co. 5.95% 2017	2,000	1,765
Gulfstream Natural Gas 5.56% 2015[5]	10,000	8,148
Phillips Petroleum Co. 8.75% 2010	6,000	6,399
Energy Transfer Partners, LP 5.95% 2015	5,930	5,322
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	4,456
Husky Energy Inc. 6.20% 2017	1,000	860
		783,745

UTILITIES — 1.14%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,000	66,173
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	23,939
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	19,458
Jersey Central Power & Light Co. 5.625% 2016	3,550	3,277
Pennsylvania Electric Co. 6.05% 2017	3,000	2,690
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	42,674
Jersey Central Power & Light Co. 7.35% 2019	14,900	15,358
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	13,862
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,037
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,451
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	10,025	9,736
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	7,897
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	16,638
Scottish Power PLC 4.91% 2010	30,000	29,689
Scottish Power PLC 5.375% 2015	25,000	22,073
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,173
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	11,500	10,836
Consumers Energy Co. 5.65% 2018	11,400	11,095
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	24,617
Cilcorp Inc. 8.70% 2009	17,025	18,004
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,833
Illinois Power Co. 6.125% 2017	15,000	13,627
Cilcorp Inc. 9.375% 2029	5,000	6,175
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,939
Ohio Power Co., Series J, 5.30% 2010	18,000	18,199
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,933
MidAmerican Energy Co. 5.125% 2013	1,500	1,521
MidAmerican Energy Co. 5.95% 2017	20,000	20,172
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	6,236
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	9,951
Exelon Corp. 4.45% 2010	10,000	9,688
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,060
Exelon Generation Co., LLC 6.95% 2011	17,600	17,549
Alabama Power Co., Series R, 4.70% 2010	1,750	1,803
Alabama Power Co., Series 2007-D, 4.85% 2012	21,500	22,235
Alabama Power Co., Series 2008-B, 5.80% 2013	1,225	1,321
Georgia Power Co., Series 2008-D, 6.00% 2013	5,235	5,686
PSEG Power LLC 3.75% 2009	10,000	10,021
PSEG Power LLC 7.75% 2011	15,000	15,491
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	4,851
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	30,000	28,923
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	16,901
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	7,832
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	3,449
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	1,006
Pacific Gas and Electric Co. 6.25% 2013	24,100	25,815
National Grid PLC 6.30% 2016	28,225	25,312
Oncor Electric Delivery Co. 5.95% 2013[5]	23,500	23,006
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,137
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,584
Public Service Co. of Colorado 5.80% 2018	9,850	10,349
HKCG Finance Ltd. 6.25% 2018	14,000	14,282
HKCG Finance Ltd. 6.25% 2018[5]	7,525	7,677
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,379
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,014
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,920
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,556
Southern California Gas Co., First Mortgage Bonds, Series LL, 5.50% 2014	5,000	5,287
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,100
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,779
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,567
		774,843

HEALTH CARE — 1.06%
UnitedHealth Group Inc. 4.125% 2009	12,969	12,977
UnitedHealth Group Inc. 1.705% 2010[4]	32,650	30,693
UnitedHealth Group Inc. 5.25% 2011	1,585	1,590
UnitedHealth Group Inc. 5.50% 2012	5,450	5,462
UnitedHealth Group Inc. 4.875% 2013	18,100	17,177
UnitedHealth Group Inc. 4.875% 2013	3,375	3,208
UnitedHealth Group Inc. 5.375% 2016	30,650	28,206
UnitedHealth Group 6.00% 2017	20,000	18,199
UnitedHealth Group Inc. 6.00% 2018	4,304	4,183
UnitedHealth Group Inc. 5.80% 2036	6,795	5,363
Cardinal Health, Inc. 6.75% 2011	100,250	101,391
Cardinal Health, Inc. 5.85% 2017	13,140	11,702
WellPoint, Inc. 4.25% 2009	4,565	4,408
WellPoint, Inc. 5.00% 2011	27,000	26,905
WellPoint, Inc. 5.875% 2017	56,000	53,365
WellPoint, Inc. 6.375% 2037	11,000	10,355
Hospira, Inc. 4.95% 2009	48,950	49,009
Hospira, Inc. 1.948% 2010[4]	15,186	13,826
Hospira, Inc. 5.55% 2012	20,000	19,284
Hospira, Inc. 5.90% 2014	5,860	5,496
Hospira, Inc. 6.05% 2017	4,315	3,861
Schering-Plough Corp. 6.00% 2017	70,000	72,279
Coventry Health Care, Inc. 5.875% 2012	9,000	7,161
Coventry Health Care, Inc. 6.30% 2014	8,750	5,957
Coventry Health Care, Inc. 6.125% 2015	6,660	4,532
Coventry Health Care, Inc. 5.95% 2017	50,780	31,498
Biogen Idec Inc. 6.00% 2013	40,000	39,806
Humana Inc. 6.45% 2016	34,750	29,530
Humana Inc. 6.30% 2018	10,335	8,124
AstraZeneca PLC 5.40% 2012	18,000	19,146
AstraZeneca PLC 5.40% 2014	9,000	9,569
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,995
Aetna Inc. 5.75% 2011	12,500	12,309
Aetna Inc. 6.50% 2018	5,000	4,686
Abbott Laboratories 5.875% 2016	12,907	13,943
Amgen Inc. 4.00% 2009	10,000	10,025
Universal Health Services, Inc. 7.125% 2016	6,820	5,868
		722,088

TELECOMMUNICATION SERVICES — 1.01%
SBC Communications Inc. 6.25% 2011	20,000	20,932
AT&T Wireless Services, Inc. 7.875% 2011	76,700	82,512
SBC Communications Inc. 5.875% 2012	10,000	10,482
AT&T Inc. 4.95% 2013	7,500	7,651
AT&T Inc. 6.70% 2013	7,000	7,566
AT&T Inc. 4.85% 2014	25,500	25,650
SBC Communications Inc. 5.10% 2014	4,250	4,252
AT&T Inc. 5.50% 2018	20,125	20,028
AT&T Inc. 5.80% 2019	18,000	18,042
AT&T Corp. 8.00% 2031[4]	17,000	20,229
AT&T Inc. 6.55% 2039[1]	5,200	5,205
Verizon Global Funding Corp. 7.375% 2012	7,000	7,576
Verizon Communications Inc. 5.25% 2013	14,500	14,779
Verizon Communications Inc. 7.375% 2013[5]	20,000	21,654
Verizon Communications Inc. 5.55% 2014[5]	40,000	39,743
Verizon Communications Inc. 5.50% 2017	20,000	19,652
Verizon Communications Inc. 5.50% 2018	9,400	9,191
Verizon Communications Inc. 6.10% 2018	3,000	3,048
Verizon Communications Inc. 8.75% 2018	14,000	16,334
Telecom Italia Capital SA 4.00% 2010	10,880	10,573
Telecom Italia Capital SA, Series B, 5.25% 2013	57,900	52,122
Telecom Italia Capital SA 6.999% 2018	21,500	19,942
Telecom Italia Capital SA 7.20% 2036	11,370	9,966
Telecom Italia Capital SA 7.721% 2038	9,000	8,426
Sprint Capital Corp. 6.375% 2009	3,670	3,643
Nextel Communications, Inc., Series E, 6.875% 2013	27,007	13,105
Nextel Communications, Inc., Series F, 5.95% 2014	52,112	24,515
Nextel Communications, Inc., Series D, 7.375% 2015	2,240	1,053
Sprint Capital Corp. 8.75% 2032	60	37
Vodafone Group PLC 5.375% 2015	4,700	4,561
Vodafone Group PLC 5.625% 2017	21,450	20,915
Vodafone Group PLC 6.15% 2037	11,000	10,709
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	21,896
PCCW-HKT Capital Ltd. 8.00% 2011[4]	1,800	1,756
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	11,900	8,567
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,481
Singapore Telecommunications Ltd. 6.375% 2011[5]	3,490	3,723
Singapore Telecommunications Ltd. 7.375% 2031[5]	12,600	13,620
British Telecommunications PLC 5.15% 2013	30,125	27,804
Koninklijke KPN NV 8.00% 2010	12,550	12,993
Koninklijke KPN NV 8.375% 2030	11,140	12,107
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,648
France Télécom 7.75% 2011[4]	15,600	16,502
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	2,837
		687,027

INDUSTRIALS — 0.68%
Koninklijke Philips Electronics NV 4.625% 2013	55,450	53,319
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	11,930	8,619
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	39,450	33,976
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	8,500	6,800
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	4,637	3,756
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	8,785	6,677
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	2,000	1,289
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	13,551	10,299
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	14,455	11,275
Caterpillar Inc. 4.50% 2009	17,785	17,878
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,363
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,115
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	4,316
Caterpillar Financial Services Corp., Series F, 4.90% 2013	7,000	7,005
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	1,911
Caterpillar Inc. 6.05% 2036	1,600	1,447
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	41,770	32,434
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	3,018	2,037
CSX Corp. 5.75% 2013	15,000	14,449
CSX Corp. 6.25% 2015	15,000	14,411
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,5,7]	31,280	27,213
Burlington Northern Santa Fe Corp. 7.00% 2014	19,430	20,613
BNSF Funding Trust I 6.613% 2055[4]	6,700	4,650
Raytheon Co. 4.85% 2011	16,000	16,128
Raytheon Co. 6.40% 2018	1,580	1,667
Raytheon Co. 6.75% 2018	2,420	2,552
Raytheon Co. 7.00% 2028	4,000	4,220
Canadian National Railway Co. 5.55% 2018	25,000	23,747
Waste Management, Inc. 7.375% 2010	20,000	20,477
Waste Management, Inc. 5.00% 2014	890	765
John Deere Capital Corp. 4.875% 2009	6,000	6,025
John Deere Capital Corp. 5.10% 2013	1,700	1,719
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,203
John Deere Capital Corp., Series D, 5.75% 2018	3,000	2,959
Atlas Copco AB 5.60% 2017[5]	17,290	15,563
Union Pacific Corp. 5.75% 2017	5,405	5,184
Union Pacific Corp. 5.70% 2018	9,870	9,474
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,535
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	11,982
Lockheed Martin Corp. 4.121% 2013	2,000	2,041
Lockheed Martin Corp. 7.65% 2016	4,000	4,550
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	2,986
Norfolk Southern Corp. 5.75% 2016[5]	9,410	9,277
General Electric Capital Corp., Series A, 2.776% 2018[4]	10,000	6,719
General Electric Co. 4.50% PINES 2035	1,905	1,547
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	707	674
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,052	1,012
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	3,259	2,295
		464,153

CONSUMER STAPLES — 0.41%
Kroger Co. 5.00% 2013	11,250	11,256
Kroger Co. 7.50% 2014	23,315	26,019
Kroger Co. 6.40% 2017	48,135	48,875
CVS Caremark Corp. 2.503% 2010[4]	5,000	4,770
CVS Corp. 5.789% 2026[1,5,7]	13,052	9,567
CVS Caremark Corp. 5.88% 2028[5,7]	19	14
CVS Corp. 6.036% 2028[5,7]	15,241	11,661
CVS Caremark Corp. 6.943% 2030[5,7]	30,158	23,086
Delhaize Group 5.875% 2014	10,000	10,103
Delhaize Group 6.50% 2017	28,410	27,932
Safeway Inc. 6.25% 2014	5,550	5,864
Safeway Inc. 6.35% 2017	30,000	30,362
Walgreen Co. 4.875% 2013	10,000	10,531
Walgreen Co. 5.25% 2019	20,000	20,053
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,372
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[7]	16,000	18,043
H.J. Heinz Co. 15.59% 2011[4,5]	9,700	10,832
Tesco PLC 5.50% 2017[5]	2,570	2,430
		277,770

INFORMATION TECHNOLOGY — 0.29%
Hewlett-Packard Co. 4.50% 2013	20,000	20,842
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	53,480	56,855
Electronic Data Systems Corp. 7.45% 2029	5,000	5,460
National Semiconductor Corp. 6.15% 2012	42,620	34,069
National Semiconductor Corp. 6.60% 2017	28,000	19,488
KLA-Tencor Corp. 6.90% 2018	36,875	28,081
Jabil Circuit, Inc. 5.875% 2010	7,565	7,036
Jabil Circuit, Inc. 8.25% 2018	15,500	11,935
Cisco Systems, Inc. 5.25% 2011	14,000	14,649
Motorola, Inc. 7.625% 2010	1,590	1,478
		199,893

MATERIALS — 0.20%
Rohm and Haas Co. 5.60% 2013	23,970	22,313
Rohm and Haas Co. 6.00% 2017	1,400	1,184
UPM-Kymmene Corp. 5.625% 2014[5]	31,400	21,323
ArcelorMittal 5.375% 2013	20,000	16,802
Stora Enso Oyj 6.404% 2016[5]	23,520	15,138
International Paper Co. 7.40% 2014	14,500	12,207
International Paper Co. 7.95% 2018	1,865	1,512
Lafarge 6.15% 2011	11,735	10,204
Lafarge 6.50% 2016	3,250	2,134
Weyerhaeuser Co. 6.75% 2012	9,000	8,510
Weyerhaeuser Co. 7.375% 2032	3,000	2,104
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,065
E.I. du Pont de Nemours and Co. 5.00% 2013	1,210	1,247
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,491
Arbermarle Corp. 5.10% 2015	7,000	6,050
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	11,255	4,725
Lubrizol Corp. 8.875% 2019	3,900	4,001
Alcan Inc. 6.45% 2011	1,000	967
ICI Wilmington, Inc. 5.625% 2013	500	478
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	282
		136,737

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.08%
Russian Federation 7.50% 2030[7]	46,354	43,051
Corporación Andina de Fomento 6.875% 2012	10,000	9,625
		52,676

MUNICIPALS — 0.03%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,015	11,125
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	8,359	6,197
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,638	2,252
		19,574

Total bonds & notes (cost: $22,632,062,000)		20,022,209

Short-term securities — 9.38%

Freddie Mac 0.22%–2.27% due 2/3–8/11/2009	1,611,800	1,609,349
Federal Home Loan Bank 0.10%–2.65% due 2/2–10/13/2009	1,190,050	1,189,048
Federal Home Loan Bank 0.925% due 12/22/2009[4]	50,000	49,870
Fannie Mae 0.30%–2.35% due 2/9–11/16/2009	1,140,363	1,138,027
U.S. Treasury Bills 0.29%–1.94% due 2/12–7/23/2009	293,150	292,978
Bank of America Corp., FDIC insured, 0.40% due 4/20–5/1/2009	93,800	93,702
Enterprise Funding Co. LLC 0.45% due 4/2/2009[5]	54,609	54,532
Bank of America Corp. 1.90% due 2/4/2009	50,000	50,000
Ranger Funding Co. LLC 0.40% due 4/24/2009[5]	50,000	49,942
Eli Lilly and Co. 1.40%–1.50% due 2/27–3/11/2009[5]	225,100	225,052
International Bank for Reconstruction and Development 0.30%–1.10% due 2/18–4/14/2009	205,400	205,317
Hewlett-Packard Co. 0.50%–2.00% due 2/10–3/6/2009[5]	157,124	157,075
Procter & Gamble International Funding S.C.A. 1.25%–1.75% due 2/3–2/11/2009[5]	121,000	120,978
Procter & Gamble Co. 1.75% due 2/6/2009[5]	33,700	33,695
United Parcel Service Inc. 0.25%–0.55% due 4/2–5/29/2009[5]	150,000	149,796
Pfizer Inc 1.30%–2.22% due 2/2–3/13/2009[5]	118,268	118,245
Merck & Co. Inc. 0.25%–0.30% due 3/23–4/6/2009	109,000	108,914
Park Avenue Receivables Co., LLC 0.65%–0.70% due 2/13/2009[5]	100,067	100,038
Federal Farm Credit Banks 1.00%–2.12% due 2/12–3/25/2009	100,000	99,971
General Electric Capital Corp., FDIC insured, 0.40%–0.75% due 2/9–4/30/2009	100,000	99,922
Chevron Corp. 0.42%–1.10% due 2/27–5/21/2009	100,000	99,918
Walt Disney Co. 0.30%–1.30% due 2/2–4/7/2009	53,800	53,787
Emerson Electric Co. 0.25%–0.45% due 3/17–3/20/2009[5]	51,500	51,481
Citigroup Funding Inc., FDIC insured, 0.75% due 2/10/2009	50,000	49,975
Yale University 1.56%–1.78% due 2/12–3/11/2009	47,400	47,364
AT&T Inc. 0.32% due 3/9/2009[5]	29,900	29,891
Harvard University 1.25% due 2/9/2009	27,000	26,994
Honeywell International Inc. 1.20% due 2/19/2009[5]	25,000	24,996
General Dynamics Corp. 0.25% due 2/26/2009[5]	25,000	24,995
Lowe’s Cos. Inc. 0.40% due 2/17/2009	15,000	14,990
Medtronic Inc. 1.30% due 2/2/2009[5]	10,700	10,699

Total short-term securities (cost: $6,379,404,000)		6,381,541

Total investment securities (cost: $86,919,145,000)		67,916,657
Other assets less liabilities		141,127

Net assets		$68,057,784

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $22,552,319,000, which represented 33.14% of the net assets of the fund.

[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]	Security did not produce income during the last 12 months.
[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,455,731,000, which represented 5.08% of the net assets of the fund.

[6]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Northern Trust Co. 5.85% 2017	11/6/2007	$10,147	$10,135	.01%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	22,500	7,206	.01

Total restricted securities		$32,647	$17,341	.02%

[7]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]Index-linked bond whose principal amount moves with a government retail price index.
[9]Scheduled interest and/or principal payment was not received.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 01/31/09 (000)

OPAP (Greek Organization of
Football Prognostics) SA	15,242,040	1,179,000	—	16,421,040	$15,810	$476,784
Embarq Corp.	9,263,327	—	—	9,263,327	6,368	330,886
CenturyTel, Inc.*	3,572,640	2,524,500	—	6,097,140	2,862	165,477
Ambuja Cements Ltd.	98,960,919	—	—	98,960,919	—	141,990
Macquarie Airports	93,268,737	—	—	93,268,737	7,686	134,184
RPM International, Inc.	7,900,000	—	—	7,900,000	1,580	97,249
SBM Offshore NV	9,319,188	—	1,681,148	7,638,040	—	92,381
De La Rue PLC	8,804,046	8,804,046	11,964,473	5,643,619	40,855	76,263
S P Setia Bhd.	65,577,500	—	—	65,577,500	—	59,593
Singapore Post Private Ltd.	107,025,000	—	—	107,025,000	890	54,276
Greene King PLC	8,722,210	—	—	8,722,210	938	53,266
BELIMO Holding AG	42,250	—	—	42,250	—	27,055
Ekornes ASA	1,980,425	—	—	1,980,425	—	18,164
TICON Industrial Connection PCL	41,951,000	—	435,500	41,515,500	—	7,375
TICON Industrial Connection PCL,
warrants, expire 2014	—	13,983,666	—	13,983,666	—	1
Frasers Commercial Trust	44,940,001	—	—	44,940,001	480	6,792
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	—	6,124
Oakton Ltd.	4,617,960	—	—	4,617,960	—	1,568
Cambridge Industrial Trust†	50,291,000	—	50,291,000	—	457	—
Fortune Real Estate Investment Trust†	52,408,500	—	52,408,500	—	—	—
Macquarie Communications
Infrastructure Group†	27,867,700	—	11,754,164	16,113,536	636	—
Macquarie Communications
Infrastructure Group†	4,539,041	—	4,539,041	—	—	—
Macquarie Infrastructure Group†	133,598,374	—	75,975,779	57,622,595	6,594	—
Macquarie International
Infrastructure Fund Ltd.†	83,170,000	—	78,038,000	5,132,000	—	—
					$85,156	$1,749,428

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2008; it was not publicly disclosed.
† Unaffiliated issuer at 1/31/2009.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2009 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$19,242,637
Level 2 — Other significant observable inputs	48,166,215	*
Level 3 — Significant unobservable inputs	507,805
Total	$67,916,657

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $21,735,339,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended January 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 11/1/2008	$15,047
Net purchases	17,036
Net unrealized appreciation	1,143
Net transfers into Level 3	474,579
Ending value at 1/31/2009	$507,805

Net unrealized appreciation during the period on Level 3 investment securities held at 1/31/2009	$1,143

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,386,773
Gross unrealized depreciation on investment securities	(21,356,822)
Net unrealized depreciation on investment securities	(19,970,049)
Cost of investment securities for federal income tax purposes	87,886,706

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0309O-S15832

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: March 31, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: March 31, 2009